Supplemental Cash Flow Information - Supplemental Cash Flow Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Statement of Cash Flows [Abstract]
Income tax refunds received	$ 4,068	$ 12,681	$ 11,165
Income taxes paid	(24,960)	(25,308)	(79,778)
Interest paid, net of amount capitalized	$ (91,496)	$ (70,915)	$ (60,340)